UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22853

                       ArrowMark Financial Corp.
(Exact name of registrant as specified in charter)

100 Fillmore Street, Suite 325

                            Denver, CO 80206
(Address of principal executive offices) (Zip code)

Sanjai Bhonsle, CEO
ArrowMark Asset Management, LLC
100 Fillmore Street, Suite 325
                            Denver, CO 80206
(Name and address of agent for service)

Copies of Communications to:

John M. Ford, Esq.

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square / Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

(215) 981-4659

Registrant’s telephone number, including area code: (303) 398-2929

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended December 31, 2025, originally filed with the Securities and Exchange Commission on March 6, 2026 (Accession Number 0001104659-26-024595) (the “Original Filing”). This Amendment is filed solely for the purpose of filing as an exhibit a Consent of Independent Registered Public Accounting Firm. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. Items 1 through 18 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.

Item 19. Exhibits.

(a)(1)	Code of Ethics – Incorporated by reference to the Original Filing.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(c)	Consent of independent registered public accounting firm. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ArrowMark Financial Corp.

By (Signature and Title)*	/s/ Sanjai Bhonsle
Sanjai Bhonsle, Chief Executive Officer
& Chairman of the Board
(principal executive officer)

Date	9/25/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sanjai Bhonsle
Sanjai Bhonsle, Chief Executive Officer
& Chairman of the Board
(principal executive officer)

Date	9/25/26

By (Signature and Title)*	/s/ Katherine Jones
Katherine Jones, Chief Financial Officer
(principal financial officer)

Date	9/25/26

* Print the name and title of each signing officer under his or her signature.